Diversified Fixed Income Portfolio
Diversified Fixed Income Portfolio
SEASONS SERIES TRUST Supplement to the Prospectus dated July 29, 2013, as supplemented to date
In the Portfolio Summary, the Principal Investment Strategies of the Portfolio is deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets).

The Portfolio may invest in foreign securities (up to 30% of net assets) and in short-term investments (up to 20% of net assets).

The Portfolio’s assets are not divided equally among the subadvisers. Approximately 50% of the Portfolio’s assets will be allocated to one subadviser, which will passively manage a portion of the assets allocated to it by seeking to track an index or a subset of an index. The remainder of the Portfolio’s assets will be allocated to the other subadviser. The Portfolio’s target allocations among the subadvisers are subject to change.